UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30,2005

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Allen & Mooney Investment Advisors, LLC.
Address:   135 S. Madison Street
           Thomasville, GA 31792

13F File Number: NA

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard G. Mooney, III
Title:  Managing Partner
Phone:  229-225-1500
Signature, Place, and Date of Signing:

   Richard G. Mooney, III  Thomasville, Georgia    July 21, 2005

Report Type (Check only one):

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   92

Form 13F Information Table Value Total:   $113,198

List of Other Included Managers: None

FORM 13F INFORMATION TABLE
 Name of Issuer	Title of 	class	CUSIP		(x$1000)	Prn Amt		Prn	Call	Dscretn		Mangrs	Sole	Shared	None
------------------------	------	--------	--------	---------	----	----	--------	---	----	-------	--------
AFLAC Incorporated		COM	001055102	684		15798	SH			Sole			10000		5798
Abbott Labs			COM	002824100	491		10016	SH			Sole			10016
Adobe Systems Incorporated	COM	00724F101	844		29500	SH			Sole			8175		23425
Advanced Micro Devices Incorpo	COM	007903107	968		55825	SH			Sole			15800		44075
Akzo Nobel Nv Sponsored Adr (N	ADR	010199305	949		24150	SH			Sole			6550		19350
Allied Cap Corporation New	COM	01903Q108	2281		78375	SH			Sole			22550		60900
Altria Group Incorporated	COM	02209S103	436		6738	SH			Sole			2050		4688
Amsouth Bancorporation		COM	032165102	2130		81925	SH			Sole			23775		64650
B A S F A G Sponsored Adr (GER	ADR	055262505	313		4750	SH			Sole			1050		3700
Banc Corporation		COM	05944B103	106		10000	SH			Sole					10000
Bank of America Corporation	COM	060505104	3142		68899	SH			Sole			15425		57024
Berkshire Hathaway Incorporate	COM	084670108	1336		16	SH			Sole			16
Berkshire Hathaway Incorporate	COM	084670207	370		133	SH			Sole			100		33
Chestatee Banchsares Incorpora	COM	16549R104	105		10000	SH			Sole					10000
Chevrontexaco Corporation	COM	166764100	849		15185	SH			Sole			1300		13885
Cintas Corporation		COM	172908105	540		14000	SH			Sole			14000
Citigroup Incorporated		COM	172967101	2498		54040	SH			Sole			16000		40940
Coca Cola Company		COM	191216100	286		6858	SH			Sole			2000		4858
Commercial Metals Company	COM	201723103	850		35675	SH			Sole			10075		28175
Conocophillips			COM	20825C104	3602		62660	SH			Sole			18535		48675
Cypress Semiconductor Corporat	COM	232806109	873		69325	SH			Sole			19350		54925
Ebay Incorporated		COM	278642103	416		12600	SH			Sole			4425		8175
Ensco International Incorporat	COM	26874Q100	458		12825	SH			Sole			6000		6825
Exxon Mobil Corporation		COM	30231G102	3796		66046	SH			Sole			50905		15141
Flowers Foods			COM	343498101	1875		53038	SH			Sole			13287		39751
Friedman Billings Ramsey Group	COM	358434108	732		51200	SH			Sole			7500		44450
Frontline Limited Ord		COM	G3682E127	1697		42175	SH			Sole			9500		35100
Gannett Incorporated		COM	364730101	421		5925	SH			Sole			5850		75
Gatx Corporation		COM	361448103	1017		29475	SH			Sole			8000		23600
General Electric Company	COM	369604103	1885		54410	SH			Sole			33633		20927
Genworth Finl Incorporated Com	COM	37247D106	422		13950	SH			Sole			2825		11125
H & Q Healthcare Fd Sh Ben Int	COM	404052102	348		19750	SH			Sole			2000		17750
Hanover Compressor Company	COM	410768105	291		25275	SH			Sole			2675		22600
Helix Technology Corporation	COM	423319102	1377		103675	SH			Sole			31000		76675
Home Depot Incorporated		COM	437076102	458		11774	SH			Sole					11774
Intel Corporation		COM	458140100	2833		108870	SH			Sole			36375		78445
International Business Machine	COM	459200101	545		7339	SH			Sole			2765		4574
Johnson & Johnson		COM	478160104	1158		17812	SH			Sole			9987		7925
LSI Logic Corporation		COM	502161102	257		30320	SH			Sole			30000		320
Lam Research Corporation	COM	512807108	939		32425	SH			Sole			9200		25575
Lloyds Tsb Group Plc Sponsored	ADR	539439109	465		13650	SH			Sole			1950		11700
Marathon Oil Corporation	COM	565849106	959		17975	SH			Sole			4950		13025
Massey Energy Corporation	COM	576206106	632		16750	SH			Sole			4225		12525
Medtronic Incorporated		COM	585055106	319		6150	SH			Sole					6150
Merrill Lynch & Company Incorp	COM	590188108	1780		32350	SH			Sole			8750		25950
Mettler Toledo International	COM	592688105	348		7475	SH			Sole			7000		475
Microsoft Corporation		COM	594918104	962		38715	SH			Sole			9500		30015
Morgan Stanley Dean Witter&Co 	COM	617446448	1864		35525	SH			Sole			9475		28500
Nasdaq 100 Trust		COM	631100104	1685		45825	SH			Sole			13800		35800
National City Corporation	COM	635405103	580		16995	SH			Sole			3700		13295
National Semiconductor Corpora	COM	637640103	1045		47425	SH			Sole			13450		37450
Ns Group Incorporated		COM	628916108	1096		33700	SH			Sole			9575		26625
Occidental Petroleum Corporati	COM	674599105	3560		46275	SH			Sole			14575		35725
Oil Service Holders Tr 		COM	678002106	2201		21600	SH			Sole			7095		16055
Petrochina Company Limited Spo	ADR	71646E100	1527		20790	SH			Sole			5575		16315
Pfizer Incorporated		COM	717081103	805		29194	SH			Sole					29194
Posco Sponsored Adr (SOUTH Kor	ADR	693483109	901		20500	SH			Sole			5575		16350
Praxair Incorporated		COM	74005P104	2194		47075	SH			Sole			13625		36850
Procter & Gamble Company	COM	742718109	651		12345	SH			Sole			3400		8945
"RPM, Inc."			COM	749685103	1965		107600	SH			Sole			29950		85250
Ryans Restaurant Group Incorpo	COM	783520109	1004		71675	SH			Sole			18875		57600
Salomon Br Infltn Mngnt Fd Inc	COM	79550V109	298		16675	SH			Sole			6125		10550
Sector Spdr Tr Sbi Int-energy	COM	81369Y506	243		5475	SH			Sole			3150		2325
Sirius Satellite Radio Incorpo	COM	82966U103	506		78100	SH			Sole			20200		57900
Slm Corporation			COM	78442P106	926		18235	SH			Sole			4950		14560
Sonoco Products Company		COM	835495102	1955		73775	SH			Sole			20900		58250
Southern Company		COM	842587107	276		7958	SH			Sole					7958
St Joe Company			COM	790148100	522		6402	SH			Sole			1225		5177
Starbucks Corporation		COM	855244109	2578		49900	SH			Sole			15825		37950
SunTrust Banks Incorporated	COM	867914103	3159		43726	SH			Sole			5648		39078
Synovus Finl Corporation	COM	87161C105	3719		129706	SH			Sole			8309		124897
Taiwan Semiconductor Mfg Limit	COM	874039100	114		12498.75SH			Sole			2808.75		11790
Teco Energy Incorporated	COM	872375100	1007		53239	SH			Sole			17250		36239
Teekay Shipping Marshall Islnd	COM	Y8564W103	1817		41400	SH			Sole			11350		32950
Texas Instruments Incorporated	COM	882508104	1014		36125	SH			Sole			10200		28550
Thomasville Bancshares		COM	884608100	2345		142100	SH			Sole			84100		58000
Tommy Hilfiger Corporation 	COM	G8915Z102	510		37075	SH			Sole			10925		26150
Total Systems Svcs Incorporate	COM	891906109	238		9875	SH			Sole					9875
United States Steel Corporatio	COM	912909108	348		10125	SH			Sole			4325		5800
Usec Incorporated		COM	90333E108	233		15900	SH			Sole			3200		12700
Valero Energy			COM	91913Y100	686		8675	SH			Sole			4050		4625
Varian Med Systems Incorporate	COM	92220P105	1015		27200	SH			Sole			8625		19750
Wachovia Corporation		COM	929903102	2045		41228	SH			Sole			10425		33503
Yum Brands Incorporated		COM	988498101	2414		46355	SH			Sole			13555		36225
Primewest Energy Tr Tr Unit Ne		741930309	517		20625	SH			Sole			3675		16950
Fidelity Equity Income Fund N/		316138106	8763	170678.074	SH			Sole			157155.203	13522.871
Longleaf Partners Fund N/L		543069108	1538	49628.884	SH			Sole			41227.609	8401.275
Longleaf Small-cap Fund N/L		543069207	1837	58849.762	SH			Sole			49741.085	9108.677
Pbhg Clipper Focus Fund Pbhg C		69316H544	464	27332.159	SH			Sole			21869.477	5462.682
Pimco Real Return Fund Cl C 		693391146	293	25421.795	SH			Sole			25421.795
Turner Micro Cap Growth Fund N		872524301	583	11271.706	SH			Sole			11271.706
Frank Russell Lifepoints Bal- 		782493134	114	10427.604	SH			Sole			10427.604
REPORT SUMMARY 	92	DATA RECORDS	113198		0	OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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